CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ 33	$ 65	$ (188)	$ 23	$ (165)	$ (66)	$ (177)	$ (193)	$ (339)	$ (30)	$ (142)	$ (265)	$ (775)	$ (562)
Other comprehensive income (loss), net of tax:
Unrealized gains on securities	(1)			(1)						5	0	(7)	1	0
Unrealized gains on hedging activities												0	0	72
Pension liability adjustments	2			0						2	1	(36)	40	(39)
Foreign currency translation adjustment	37			2						(136)	(16)	(308)	(77)	16
Total other comprehensive income (loss), net of tax	38			1						(129)	(15)	(351)	(36)	49
Comprehensive loss	71			24						(159)	(157)	(616)	(811)	(513)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	62			56						100	93	182	178	177
Comprehensive loss attributable to First Data Corporation	$ 9			$ (32)						$ (259)	$ (250)	$ (798)	$ (989)	$ (690)